Borrowings - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Schedule of Borrowings [Line Items]
Unutilized borrowing facilities		¥ 27,458
Subordinated borrowings	¥ 484,854	¥ 657,463
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2017	2016
Long-term borrowings, Maturities end period	2047	2046
Fixed-rate obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Fixed-rate obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	14.53%	14.53%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2017	2016
Long-term borrowings, Maturities end period	2047	2047
Floating-rate obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Floating-rate obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	4.50%	9.01%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2017	2016
Long-term borrowings, Maturities end period	2047	2046
Index / Equity-linked obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Index / Equity-linked obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	33.20%	31.00%